UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [ ]; Amendment Number: _______
   This Amendment (Check only one.):        [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Hovde Capital Advisors LLC
Address:     1826 Jefferson Place, NW
             Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard J. Perry, Jr.
Title:            Managing Member
Phone:            (202) 822-8117

Signature, Place, and Date of Signing:

    /s/ Richard J. Perry, Jr.         Washington, D.C.           August 7, 2009
    -------------------------         ----------------           --------------
          [Signature]                   [City, State]               [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                            ----
Form 13F Information Table Entry Total:     46
                                            --
Form 13F Information Table Value Total:     $575,083 (thousands)
                                            -------------------


List of Other Included Managers:            None
                                            ----


Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
----

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                           FORM 13F INFORMATION TABLE


           COLUMN 1           COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5     COLUMN 6      COLUMN 7         COLUMN 8
           --------           --------       --------     --------         --------     --------      --------        --------
             NAME             TITLE OF        CUSIP        VALUE     SHRS OR  SH/  PUT/ INVESTMENT     OTHER       VOTING AUTHORITY
             ----             --------        -----        -----     -------  ---  ---- ----------     -----       ----------------
                               CLASS                     (x$1,000)   PRN AMT  PRN  CALL DISCRETION    MANAGERS  SOLE  SHARED   NONE
                               -----                     ---------   -------  ---  ---- ----------    --------  -------------------
ABINGTON BANCORP INC           COM           00350L109   $   2,315     290883             SOLE          NONE          282809    8074
ASPEN INSURANCE HOLDINGS       SHS           G05384105   $  22,944    1027057             SOLE          NONE          996098   30959
ASSURANT INC                   COM           04621X108   $  23,852     990104             SOLE          NONE          960212   29892
ALLSTATE CORP                  COM           020002101   $   9,154     375153             SOLE          NONE          363823   11330
AMERIPRISE FINL INC            COM           03076C106   $  16,086     662776             SOLE          NONE          642739   20037
ANWORTH MORTGAGE ASSET CORP    COM           037347101   $   5,024     696773             SOLE          NONE          675555   21218
ATLANTIC BANCGROUP INC         COM           048221105   $     178      33960             SOLE          NONE           33093     867
BANK OF AMERICA CORP           COM           060505104   $  28,453    2155500             SOLE          NONE         2090440   65060
CALIFORNIA COASTAL COMMUNITIES COM           129915203   $     657     476160             SOLE          NONE          463399   12761
CHIMERA INVESTMENT CORPORATION COM           16934Q109   $   2,218     635600             SOLE          NONE          616410   19190
COMERICA INC                   COM           200340107   $  21,719    1026910             SOLE          NONE          995946   30964
CVB FINANCIAL CORP             COM           126600105   $   2,167     362900             SOLE          NONE          351930   10970
COMMUNITY WEST BANCSHARES      COM           204157101   $    365      173916             SOLE          NONE          165513    8403
EBAY INC                       COM           278642103   $  17,587    1026664             SOLE          NONE          995344   31320
FIRST CALIFORNIA FINANCIAL     COM           319395109   $   2,349     380777             SOLE          NONE          369996   10781
FRESH DEL MONTE PRODUCE INC    ORD           G36738105   $  22,787    1401436             SOLE          NONE         1358946   42490
FIRST INDUSTRIAL REALTY TRUST  COM           32054K103   $   6,133    1409810             SOLE          NONE         1367320   42490
FOX CHASE BANCORP INC          COM           35137P106   $   2,278     237589             SOLE          NONE          231589    6000
GEO GROUP INC                  COM           36159R103   $   7,525     404996             SOLE          NONE          393254   11742
HATTERAS FINANCIAL CORP        COM           41902R103   $   3,732     130541             SOLE          NONE          126645    3896
INTERACTIVE DATA CORP          COM           45840J107   $   3,985     172220             SOLE          NONE          167020    5200
KEYCORP NEW                    COM           493267108   $  41,227    7867838             SOLE          NONE         7632825  235013
K FED BANCORP                  COM           48246S101   $     794      86479             SOLE          NONE           86479       0
LINCOLN NATIONAL CORP-IND      COM           534187109   $  28,281    1643276             SOLE          NONE         1593976   49300
LENDER PROCESSING SVCS INC     COM           52602E102   $  14,254     513295             SOLE          NONE          497835   15460
MFA FINANCIAL INC              COM           55272X102   $   6,568     949195             SOLE          NONE          920343   28852
MARSHALL & ILSLEY CORPORATION  COM           571837103   $  13,541    2821045             SOLE          NONE         2735890   85155
MORGAN STANLEY                 COM           617446448   $  18,116     635433             SOLE          NONE          616303   19130
NCR CORP NEW                   COM           62886E108   $  10,069     851176             SOLE          NONE          825766   25410
NATIONWIDE HEALTH PROPERTIES   COM           638620104   $  14,873     577817             SOLE          NONE          560237   17580
ANNALY CAPITAL MANAGEMENT INC  COM           035710409   $  27,201    1796622             SOLE          NONE         1742383   54239
NORTHRIM BANCORP INC           COM           666762109   $   2,321     166767             SOLE          NONE          161813    4954
OCEAN SHORE HOLDING CO         COM           67501P107   $   5,091     639566             SOLE          NONE          619805   19761
PEOPLES FINANCIAL CORP-MISS    COM           71103B102   $   1,989     104661             SOLE          NONE          101662    2999
EPLUS INC                      COM           294268107   $  12,361     848358             SOLE          NONE          822428   25930
PARTNERRE LTD                  COM           G6852T105   $  13,352     205566             SOLE          NONE          199356    6210
PRUDENTIAL FINANCIAL INC       COM           744320102   $   3,480      93500             SOLE          NONE           90670    2830
REINSURANCE GROUP OF AMERICA   COM           759351604   $  30,452     872306             SOLE          NONE          845990   26316
RAYMOND JAMES FINANCIAL INC    COM           754730109   $  20,297    1179400             SOLE          NONE         1144074   35326
RENAISSANCERE HOLDINGS LTD     COM           G7496G103   $  19,891     427402             SOLE          NONE          414591   12811
SENIOR HSG PPTYS TR            SH BEN INT    81721M109   $  13,021     797834             SOLE          NONE          773698   24136
STATE STREET CORP              COM           857477103   $  29,680     628824             SOLE          NONE          610144   18680
SOUTH FINL GROUP INC           COM           837841105   $   6,152    5170100             SOLE          NONE         5013966  156134
UMB FINANCIAL CORP             COM           902788108   $   5,731     150772             SOLE          NONE          146162    4610
VALIDUS HOLDINGS LTD           COM SHS       G9319H102   $  18,490     841218             SOLE          NONE          815868   25350
WALGREEN CO                    COM           931422109   $  16,343     555871             SOLE          NONE          539236   16635




Total                                                    $ 575,083